Impairment Losses Due To Credit Loss Impairment losses on loans and receivables guarantees and loan commitment recognized for credit loss (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of impairment losses due to credit loss [Abstract]
Provision due to credit loss	₩ (862,273)		₩ (890,763)	₩ (1,112,139)
Reversal of provision on (provision for) guarantees	55,424		59,780	140,318
Reversal of provision on (provision for) loan commitment	21,716		(3,093)	5,175
Total	₩ (785,133)	$ (735,543)	₩ (834,076)	₩ (966,646)